Intangible assets, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Intangible assets, net
Cord blood bank operating rights	$ 21,499	¥ 138,628	¥ 138,628
Less: Accumulated depreciation	(4,237)	(27,321)	(22,700)
Total intangible assets, net	$ 17,262	¥ 111,307	¥ 115,928